UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-3950
Van Kampen U.S. Government Trust

(Exact name of registrant as specified in charter)
522 Fifth Avenue, New York, New York 10036

(Address of principal executive offices)     (Zip code)
Edward C. Wood III
522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-762-4000
Date of fiscal year end: 12/31
Date of reporting period: 9/30/08

Item 1. Schedule of Investments.
The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:
Van Kampen U.S. Mortgage Fund
Portfolio of Investments ■ September 30, 2008 (Unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Mortgage Backed Securities 73.2%
$13,423	Federal Home Loan Mortgage Corp.	4.500%	09/01/35 to 01/01/36	$12,735,987
3,665	Federal Home Loan Mortgage Corp.	5.000	10/01/18 to 03/01/37	3,600,002
42,651	Federal Home Loan Mortgage Corp.	5.500	12/01/16 to 11/01/37	42,724,649
3,291	Federal Home Loan Mortgage Corp.	6.500	07/01/14 to 08/01/33	3,403,312
12,804	Federal Home Loan Mortgage Corp.	7.500	06/01/17 to 07/01/33	13,864,397
3,114	Federal Home Loan Mortgage Corp.	8.000	12/01/19 to 05/01/32	3,377,899
858	Federal Home Loan Mortgage Corp.	8.000	04/01/27	933,006
3,801	Federal Home Loan Mortgage Corp.	8.500	10/01/10 to 08/01/31	4,202,690
759	Federal Home Loan Mortgage Corp.	10.000	01/01/09 to 08/01/21	861,630
25	Federal Home Loan Mortgage Corp. (FHA/VA)	10.000	09/01/10 to 01/01/19	28,712
2	Federal Home Loan Mortgage Corp.	10.250	11/01/09	1,711
619	Federal Home Loan Mortgage Corp.	11.000	11/01/09 to 01/01/21	698,001
119,930	Federal Home Loan Mortgage Corp., October (a)(c)	5.000	TBA	116,838,085
80,585	Federal Home Loan Mortgage Corp., October (a)(c)	5.500	TBA	80,169,504
25,020	Federal Home Loan Mortgage Corp., October (a)(c)	6.000	TBA	25,328,847
44,515	Federal National Mortgage Association	4.500	09/01/15 to 10/01/22	43,725,046

Van Kampen U.S. Mortgage Fund
Portfolio of Investments ■ September 30, 2008 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Mortgage Backed Securities (continued)
$3,392	Federal National Mortgage Association	5.000%	03/01/22 to 07/01/37	$3,328,827
86,270	Federal National Mortgage Association	5.500	12/01/32 to 11/01/37	86,185,026
1,017	Federal National Mortgage Association	6.000	07/01/12 to 09/01/14	1,040,733
23,562	Federal National Mortgage Association	6.500	11/01/13 to 12/01/33	24,386,878
42,367	Federal National Mortgage Association	7.000	05/01/13 to 10/01/35	44,528,319
10,803	Federal National Mortgage Association	7.500	04/01/15 to 12/01/32	11,671,113
12,491	Federal National Mortgage Association	8.000	12/01/16 to 09/01/32	13,541,199
4,585	Federal National Mortgage Association	8.500	08/01/14 to 05/01/32	5,060,577
237	Federal National Mortgage Association	9.000	05/01/09 to 02/01/21	258,036
600	Federal National Mortgage Association	9.500	05/01/20 to 04/01/30	669,992
392	Federal National Mortgage Association	10.000	11/01/18 to 05/01/22	448,326
288	Federal National Mortgage Association	10.500	06/01/10 to 05/01/21	333,345
45	Federal National Mortgage Association	11.000	05/01/12 to 07/01/19	51,726
32	Federal National Mortgage Association	11.500	01/01/13 to 07/01/15	35,366
128	Federal National Mortgage Association	13.000	06/01/15	152,031
1,850	Federal National Mortgage Association, October (a)(c)	6.000	TBA	1,873,993
15,850	Federal National Mortgage Association, October (a)(c)	7.000	TBA	16,563,250

Van Kampen U.S. Mortgage Fund
Portfolio of Investments ■ September 30, 2008 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Mortgage Backed Securities (continued)
$6,229	Government National Mortgage Association	5.500%	05/15/33 to 10/15/34	$6,252,513
2,461	Government National Mortgage Association	6.000	01/15/28 to 04/15/29	2,509,705
605	Government National Mortgage Association	6.500	04/15/26 to 12/15/28	623,806
1,928	Government National Mortgage Association	7.000	08/15/22 to 10/15/30	2,035,767
3,402	Government National Mortgage Association	7.500	01/15/17 to 02/15/30	3,670,741
1,550	Government National Mortgage Association	8.000	05/15/16 to 12/15/21	1,694,136
1,380	Government National Mortgage Association	8.500	09/15/16 to 06/15/23	1,521,384
2,507	Government National Mortgage Association	9.000	11/15/08 to 08/15/24	2,754,595
1,720	Government National Mortgage Association	9.500	07/15/09 to 09/15/22	1,912,689
498	Government National Mortgage Association	10.500	09/15/10 to 10/15/19	570,818
63	Government National Mortgage Association	11.000	03/15/10 to 12/15/18	71,720
128	Government National Mortgage Association	11.500	10/15/10 to 02/15/16	144,077
99	Government National Mortgage Association	12.000	11/15/12 to 07/15/15	113,632
38	Government National Mortgage Association	12.250	02/15/15 to 06/15/15	44,658
75	Government National Mortgage Association	12.500	07/15/10 to 08/15/15	87,267
38	Government National Mortgage Association	13.000	02/15/11 to 05/15/15	43,875

Van Kampen U.S. Mortgage Fund
Portfolio of Investments ■ September 30, 2008 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Mortgage Backed Securities (continued)
$919	Government National Mortgage Association II	6.000%	4/20/29	$936,654
7	Government National Mortgage Association II	8.500	02/20/17	7,358
179	Government National Mortgage Association II	10.500	02/20/16 to 05/20/19	205,179
106	Government National Mortgage Association II	11.000	09/20/13 to 08/20/19	121,290
58	Government National Mortgage Association II	11.500	11/20/13 to 07/20/19	66,335
58	Government National Mortgage Association II	12.000	12/20/13 to 12/20/15	65,953
29	Government National Mortgage Association II	12.500	10/20/13 to 08/20/15	33,510

	Total Mortgage Backed Securities 73.2%			588,109,877

	Adjustable Rate Mortgage Backed Securities 15.3%
3,621	Federal Home Loan Mortgage Corp.	5.299	04/01/37	3,668,035
4,281	Federal Home Loan Mortgage Corp.	5.541	04/01/37	4,347,966
3,843	Federal Home Loan Mortgage Corp.	5.560	01/01/37	3,911,134
3,663	Federal Home Loan Mortgage Corp.	5.576	03/01/37	3,720,573
3,174	Federal Home Loan Mortgage Corp.	5.819	04/01/37	3,186,244
2,151	Federal Home Loan Mortgage Corp.	5.969	01/01/37	2,200,503
14,107	Federal National Mortgage Association	5.030	01/01/36	14,271,770
7,593	Federal National Mortgage Association	5.039	01/01/36	7,680,283

Van Kampen U.S. Mortgage Fund
Portfolio of Investments ■ September 30, 2008 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Adjustable Rate Mortgage Backed Securities (continued)
$6,344	Federal National Mortgage Association	5.054%	03/01/36	$6,420,837
4,814	Federal National Mortgage Association	5.089	11/01/35	4,953,292
5,186	Federal National Mortgage Association	5.122	03/01/36	5,255,614
3,292	Federal National Mortgage Association	5.136	06/01/35	3,352,540
5,145	Federal National Mortgage Association	5.248	05/01/36	5,206,183
3,704	Federal National Mortgage Association	5.252	03/01/37	3,730,527
1,018	Federal National Mortgage Association	5.397	07/01/33	1,034,496
4,442	Federal National Mortgage Association	5.399	03/01/36	4,510,124
4,200	Federal National Mortgage Association	5.427	05/01/36	4,268,677
8,429	Federal National Mortgage Association	5.455	12/01/36	8,596,940
4,470	Federal National Mortgage Association	5.465	07/01/36	4,541,696
4,579	Federal National Mortgage Association	5.471	04/01/37	4,619,214
13,924	Federal National Mortgage Association	5.514	04/01/36	14,174,697
5,645	Federal National Mortgage Association	5.533	05/01/36	5,747,574
3,883	Federal National Mortgage Association	5.979	04/01/37	3,945,719

	Total Adjustable Rate Mortgage Backed Securities 15.3%			123,344,638

Van Kampen U.S. Mortgage Fund
Portfolio of Investments ■ September 30, 2008 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Collateralized Mortgage Obligations 9.2%
$5,442	American Home Mortgage Assets (d)	3.447%	06/25/47	$1,741,460
2,086	American Home Mortgage Assets (d)(i)	3.506	06/25/47	307,349
4,325	Bear Stearns Mortgage Funding Trust (d)(i)	3.417	07/25/36	2,535,832
123,312	Countrywide Alternative Loan Trust (e)(f)	0.799	12/20/35	1,907,489
47,808	Countrywide Alternative Loan Trust (e)(f)	2.253	12/20/46	1,464,114
38,801	Countrywide Alternative Loan Trust (e)(f)	2.931	02/20/47	1,358,027
19,876	Countrywide Alternative Loan Trust (e)(f)	3.064	08/25/46	842,352
5,648	Countrywide Alternative Loan Trust (d)(i)	3.347	07/25/46	5,026,553
2,933	Countrywide Alternative Loan Trust (d)	3.367	02/25/47	1,782,523
31,750	Countrywide Alternative Loan Trust (e)(f)	3.444	02/25/36	992,191
22,318	Countrywide Alternative Loan Trust (d)(f)	3.840	03/20/46	683,494
50,414	Countrywide Home Loan Mortgage (e)(f)	3.093	02/25/35	599,924
7,097	Downey Savings & Loan Association Mortgage Loan Trust (d)(i)	3.210	04/19/38	2,212,436
3,618	Federal Home Loan Mortgage Corp. (REMIC) (d)	3.347	09/25/45	3,526,301

Van Kampen U.S. Mortgage Fund
Portfolio of Investments ■ September 30, 2008 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Collateralized Mortgage Obligations (continued)
$6,383	Federal Home Loan Mortgage Corp. (REMIC) (d)(f)	5.463%	03/15/32	$618,494
2,250	Federal Home Loan Mortgage Corp. (REMIC) (d)(f)	5.512	03/15/32	209,964
1,790	Federal Home Loan Mortgage Corp. (REMIC) (d)(f)	5.613	06/15/31	160,015
1,165	Federal Home Loan Mortgage Corp. (REMIC) (d)(f)	6.063	03/15/32	129,168
2,498	Federal Home Loan Mortgage Corp. (REMIC) (f)	6.500	05/15/33	489,696
1,636	Federal Home Loan Mortgage Corp. (STRIPS) (f)	8.000	06/01/31	416,464
43,922	Federal National Mortgage Association (REMIC) (e)(f)	2.427	03/25/36	658,823
4,144	Federal National Mortgage Association (REMIC) (d)(f)	3.193	07/25/34	268,952
7,222	Federal National Mortgage Association (REMIC) (d)	3.267	12/25/36	6,953,570
5,146	Federal National Mortgage Association (d)	3.407	05/25/35	4,881,400
5,798	Federal National Mortgage Association (REMIC) (f)	6.000	08/25/32 to 11/25/32	469,204
9,000	Federal National Mortgage Association	6.022	11/25/10	9,256,269
2,149	Federal National Mortgage Association (REMIC) (f)	6.500	02/25/33 to 05/25/33	409,598
1,786	Federal National Mortgage Association (STRIPS) (f)	6.500	06/01/31	478,729
1,703	Federal National Mortgage Association (REMIC)	7.000	08/25/20	1,761,252
2,004	Federal National Mortgage Association (REMIC) (f)	7.000	04/25/33	374,261

Van Kampen U.S. Mortgage Fund
Portfolio of Investments ■ September 30, 2008 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Collateralized Mortgage Obligations (continued)
$520	Federal National Mortgage Association (STRIPS) (f)	7.000%	04/01/32	$141,460
1,143	Federal National Mortgage Association (e)	7.500	01/19/39	1,214,477
3,199	Federal National Mortgage Association (STRIPS) (f)	7.500	11/01/29 to 01/01/32	858,620
4,107	Government National Mortgage Association (d)(f)	5.462	12/16/25	516,698
2,063	Government National Mortgage Association (d)(f)	5.512	05/16/32	215,149
39,984	Greenpoint Mortgage Funding Trust (e)(f)	3.117	06/25/45	1,050,774
31,101	Greenpoint Mortgage Funding Trust (f)	3.608	10/25/45	840,355
14,113	Greenpoint Mortgage Funding Trust (d)(f)	4.069	08/25/45	309,929
30,880	Greenpoint Mortgage Funding Trust (d)(f)	4.207	06/25/45	882,546
106	Harborview Mortgage Loan Trust (g)	*	03/19/37 to 07/19/47	15,106
58,729	Harborview Mortgage Loan Trust (e)(f)	2.930	03/19/37	1,367,289
46,618	Harborview Mortgage Loan Trust (e)(f)	3.034	07/19/47	946,933
41,236	Indymac Index Mortgage Loan Trust (e)(f)	2.334	07/25/35	554,104

Van Kampen U.S. Mortgage Fund
Portfolio of Investments ■ September 30, 2008 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Collateralized Mortgage Obligations (continued)
$3,913	Residential Accredit Loans, Inc. (d)(i)	3.466%	05/25/47	$1,335,404
2,091	Structured Asset Mortgage Investments, Inc. (d)(i)	3.466	05/25/46	828,705
4,812	Structured Asset Mortgage Investments, Inc. (d)	3.467	04/25/36	1,984,291
2,343	Structured Asset Mortgage Investments, Inc. (d)	3.517	02/25/36	969,795
3,978	Structured Asset Mortgage Investments, Inc. (d)(i)	3.517	02/25/36	1,472,038
5,075	Washington Mutual, Inc. (d)(i)	3.437	07/25/47	1,429,243
1,998	Washington Mutual, Inc. (d)(i)	3.477	04/25/45	799,119
2,360	Washington Mutual, Inc. (d)(i)	3.557	12/25/45	880,361
1,626	Washington Mutual Mortgage Pass-Through Certificates (d)	3.566	07/25/45	658,107
4,166	Washington Mutual Mortgage Pass-Through Certificates (d)(i)	4.019	04/25/46	2,346,456

	Total Collateralized Mortgage Obligations 9.2%			74,132,863

	United States Treasury Obligations 0.3%
2,060	United States Treasury Bonds	4.500	02/15/36	2,115,041

	Asset Backed Securities 0.0%
323	Federal National Mortgage Association (REMIC) (d)	2.822	05/28/35	217,798

	Total Long-Term Investments 98.0% (Cost $824,799,107)			787,920,217

Short-Term Investments 25.1%
Repurchase Agreements 24.7%
Banc of America Securities ($73,606,457 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 2.05%, dated 09/30/08, to be sold on 10/01/08 at $73,610,649)				73,606,457

Van Kampen U.S. Mortgage Fund
Portfolio of Investments ■ September 30, 2008 (Unaudited) continued

Description	Value

Repurchase Agreements (continued)
Citigroup Global Markets, Inc. ($73,606,458 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 1.50%, dated 09/30/08, to be sold on 10/01/08 at $73,609,524)	73,606,458
JPMorgan Chase & Co. ($22,081,937 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 1.00%, dated 09/30/08, to be sold on 10/01/08 at $22,082,551)	22,081,937
State Street Bank & Trust Co. ($29,027,148 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 1.35%, dated 09/30/08, to be sold on 10/01/08 at $29,028,237)	29,027,148

Total Repurchase Agreements 24.7%	198,322,000

United States Government Agency Obligations 0.4%
United States Treasury Bill ($3,685,000 par, yielding 1.581%, 10/09/08 maturity) (h)	3,683,733

Total Short-Term Investments 25.1% (Cost $202,005,733)	202,005,733

Total Investments 123.1% (Cost $1,026,804,840)	989,925,950

Liabilities in Excess of Other Assets (23.1%)	(186,077,604)

Net Assets 100.0%	$803,848,346

Percentages are calculated as a percentage of net assets.
The obligations of certain United States Government sponsored entities are neither issued or guaranteed by the Untied States Treasury.

*	Zero coupon bond

(a)	Security purchased on a forward commitment basis.

(b)	The Fund owns 100% of the outstanding bond issuance.

(c)	Security purchased on a when-issued or delayed delivery basis.

(d)	Floating Rate Coupon

(e)	Variable Rate Coupon

(f)	IO — Interest Only

(g)	PO — Principal Only

Van Kampen U.S. Mortgage Fund
Portfolio of Investments ■ September 30, 2008 (Unaudited) continued

(h)	All or a portion of this security has been physically segregated in connection with open futures contracts.

(i)	Market value is determined in accordance with procedures established in good faith by the Board of Trustees.
FHA/VA — Federal Housing Administration/Department of Veterans Affairs
REMIC — Real Estate Mortgage Investment Conduits
STRIPS — Separate Trading of Registered Interest and Principal of Securities
TBA — To be announced, maturity date has not yet been established. Upon settlement and delivery of the mortgage pools, maturity dates will be assigned.
Futures contracts outstanding as of September 30, 2008:

		Unrealized
		Appreciation/
Long Contracts:	Contracts	Depreciation
10-Year Swap Futures, December 2008 (Current Notional Value of $111,844 per contract)	800	$(850,398)
5-Year Swap Futures, December 2008 (Current Notional Value of $108,500 per contract)	380	(138,831)
EuroDollar Futures, September 2009 (Current Notional Value of $242,188 per contract)	114	(20,252)
U.S. Treasury Notes 2-Year Futures, December 2008 (Current Notional Value of $213,438 per contract)	150	(26,119)

Total Long Contracts:	1,444	(1,035,600)

Short Contracts:
EuroDollar Futures, September 2010 (Current Notional Value of $239,763 per contract)	1	(1,978)
U.S. Treasury Bond Futures, December 2008 (Current Notional Value of $117,172 per contract)	186	158,190
U.S. Treasury Notes 10-Year Futures, December 2008 (Current Notional Value of $114,625 per contract)	1,646	1,177,190
U.S. Treasury Notes 5-Year Futures, December 2008 (Current Notional Value of $112,234 per contract)	243	(33,313)

Total Short Contracts:	2,076	1,300,089

Total Futures Contracts	3,520	$264,489

Van Kampen U.S. Mortgage Fund
Portfolio of Investments ■ September 30, 2008 (Unaudited) continued
Swap agreements outstanding as of September 30, 2008:
Interest Rate Swaps

		Pay/
		Receive			Notional
		Floating	Fixed	Expiration	Amount
Counterparty	Floating Rate Index	Rate	Rate	Date	(000)	Value
Bank of America, N.A.	USD-LIBOR BBA	Pay	4.298%	08/01/13	$40,000	$502,280
Citibank, N.A., New York	USD-LIBOR BBA	Pay	5.337	05/24/17	33,000	2,768,130
Citibank, N.A., New York	USD-LIBOR BBA	Pay	5.701	07/18/17	10,000	994,392
Goldman Sachs International	USD-LIBOR BBA	Pay	5.340	05/24/17	33,200	2,792,562
JPMorgan Chase Bank, N.A.	USD-LIBOR BBA	Pay	5.358	05/23/17	32,800	2,805,305

						9,862,669

JPMorgan Chase Bank, N.A.	USD-LIBOR BBA	Receive	5.046	09/11/17	32,000	1,605,059

						1,605,059

Total Interest Rate Swaps						$11,467,728

Swap Collateral Received From Counterparty
Bank of America, N.A.						(383,000)
Citibank, N.A., New York						(4,245,000)
Goldman Sachs International						(2,630,000)
JPMorgan Chase Bank, N.A.						(4,330,000)

Total Swap Collateral Received						$(11,588,000)

Total Swap Agreements						$(120,272)

     The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, ''Fair Value Measurements’’ (''FAS 157’’), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs

Van Kampen U.S. Mortgage Fund
Portfolio of Investments ■ September 30, 2008 (Unaudited) continued
that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s investments carried at value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*
Level 1 - Quoted Prices	$-0-	$264,489
Level 2 - Other Significant Observable Inputs	970,752,453	11,467,728
Level 3 - Significant Unobservable Inputs	19,173,497	-0-

Total	$989,925,950	$11,732,217

     Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Investments in	Other Financial
	Securities	Instruments*
Balance as of December 31, 2007	$-0-	$-0-
Accrued discounts/premiums	-0-	-0-
Realized gain/loss	(4,216,986)	-0-
Change in unrealized appreciation/depreciation	(19,487,069)	-0-
Net purchases/sales	(10,413,299)	-0-
Net transfers in and/or out of Level 3	53,290,851	-0-

Balance as of September 30, 2008	$19,173,497	$-0-

Net change in unrealized appreciation/depreciation from investments still held as of September 30, 2008	$(19,487,069)	$-0-

*	Other financial instruments include futures, forwards and swap contracts.
Security Valuation Investments are stated at value using market quotations or indications of value obtained from an independent pricing service. If such valuations are not available, then estimates are obtained from yield data relating to instruments or securities with similar characteristics in accordance with procedures established in good faith by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Options are valued at the last sale price. Interest rate swaps are valued using market quotations obtained from brokers. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value

Item 2. Controls and Procedures.
(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Trust’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.
Item 3. Exhibits.
(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.
(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Van Kampen U.S. Government Trust

By:	/s/ Edward C. Wood III
Name: Edward C. Wood III
Title: Principal Executive Officer
Date: November 18, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward C. Wood III
Name: Edward C. Wood III
Title: Principal Executive Officer
Date: November 18, 2008

By:	/s/ Stuart N. Schuldt
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: November 18, 2008